Exploration and Evaluation Expenditures (Details)																													1 Months Ended						9 Months Ended		12 Months Ended	60 Months Ended	61 Months Ended
	Apr. 23, 2023 USD ($) shares	May 24, 2022 shares	Apr. 23, 2022 USD ($) shares	May 24, 2021 shares	May 21, 2021 shares	Apr. 23, 2021 USD ($) shares	Oct. 02, 2020 USD ($) shares	Oct. 01, 2020 shares	Jul. 07, 2020 USD ($)	May 24, 2020 shares	Apr. 23, 2020 USD ($) shares	Oct. 01, 2019 shares	Jul. 07, 2019 USD ($)	May 24, 2019 shares	Apr. 23, 2019 USD ($) shares	Oct. 23, 2018 USD ($) shares	Oct. 01, 2018 shares	Jul. 07, 2018 USD ($)	May 24, 2018 shares	Apr. 23, 2018 CAD ($) shares	Apr. 23, 2018 USD ($) shares	Nov. 24, 2017 shares	Oct. 01, 2017 shares	Sep. 02, 2017 CAD ($)	Sep. 02, 2017 USD ($)	Jul. 07, 2017 USD ($)	May 02, 2017 USD ($) shares	Aug. 11, 2016 USD ($)	May 24, 2022 USD ($)	May 24, 2021 USD ($)	May 24, 2020 USD ($)	May 24, 2019 USD ($)	May 24, 2018 USD ($)	Nov. 24, 2017 USD ($)	Mar. 31, 2022 CAD ($) shares	Mar. 31, 2021 CAD ($)	Jun. 30, 2021 CAD ($)	Apr. 30, 2022 shares	Apr. 30, 2023 USD ($) shares
IfrsStatementLineItems [Line Items]
Acquisition costs																																			$ 24,876,036	$ 22,027,088	$ 22,027,088
Acquisition of property																																			1,384,290		4,843,476
Effect of movement in foreign exchange rates																																			204,837		(1,994,528)
Acquisition costs																																			26,465,163		24,876,036
ExplorationAndEvaluationAssetsExplorationCosts																																			7,634,901		6,714,159
Exploration Costs																																			6,714,159	6,921,260	6,921,260
Other exploration costs																																			865,486		419,610
Effect of movement in foreign exchange rates																																			55,256		(626,711)
Tangible exploration and evaluation assets																																			34,100,064		31,590,194
Purchase of exploration and evaluation assets																																			2,069,120	5,535,052
Nevada mining [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares							500,000	500,000
National chloride company of america [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares					200,000
California property [member]
IfrsStatementLineItems [Line Items]
Acquisition costs																																			12,768,549	9,753,766	9,753,766
Acquisition of property																																			128,992		3,897,975
Effect of movement in foreign exchange rates																																			105,082		(883,192)
Acquisition costs																																			13,002,623		12,768,549
ExplorationAndEvaluationAssetsExplorationCosts																																			4,199,845		4,153,051
Exploration Costs																																			4,153,051	4,554,718	4,554,718
Other exploration costs																																			12,616		10,757
Effect of movement in foreign exchange rates																																			34,178		(412,424)
Tangible exploration and evaluation assets																																			17,202,468		16,921,600
Arkansas property [member]
IfrsStatementLineItems [Line Items]
Acquisition costs																																			12,107,487	12,273,322	12,273,322
Acquisition of property																																			1,255,298		945,501
Effect of movement in foreign exchange rates																																			99,755		(1,111,336)
Acquisition costs																																			13,462,540		12,107,487
ExplorationAndEvaluationAssetsExplorationCosts																																			3,435,056		2,561,108
Exploration Costs																																			2,561,108	$ 2,366,542	2,366,542
Other exploration costs																																			852,870		408,853
Effect of movement in foreign exchange rates																																			21,078		(214,287)
Tangible exploration and evaluation assets																																			$ 16,897,596		$ 14,668,594
T Y Sons Right Title And Interest In A Property Option Agreement [Member] | Nevada mining [member]
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets							$ 325,000		$ 50,000				$ 50,000					$ 50,000								$ 50,000		$ 125,000
Number of common shares issued for exploration and evaluation assets (in shares) | shares							2,500,000	500,000				500,000					500,000						500,000
Lease property [member] | National chloride company of america [member]
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets																											$ 25,000			$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 50,000
Number of common shares issued for exploration and evaluation assets (in shares) | shares		200,000		200,000						200,000				200,000					200,000			100,000					100,000											1,700,000
Annual payments pursuant to agreement																								$ 56,873	$ 44,805
Lease property [member] | National chloride company of america [member] | Successful completion of a bankable feasibility study [member]
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets																													$ 100,000
Lease property [member] | National chloride company of america [member] | Successful completion of a pre-feasibility study [member]
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets																													250,000
Number of common shares issued for exploration and evaluation assets (in shares) | shares																																			500,000
Lease property [member] | National chloride company of america [member] | Acquisition of property.
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets																											$ 1,825,000		$ 1,000,000
Property in exploration and option agreement [member] | TETRA technologies, inc. [member]
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets	$ 200,000		$ 200,000			$ 200,000					$ 200,000				$ 200,000	$ 100,000				$ 126,780	$ 100,000																		$ 2,700,000
Number of common shares issued for exploration and evaluation assets (in shares) | shares	400,000		400,000			400,000					400,000				400,000	200,000				200,000	200,000																		3,400,000
Property in exploration and option agreement [member] | TETRA technologies, inc. [member] | Successful completion of a bankable feasibility study [member]
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets																					$ 1,000,000
Property in exploration and option agreement [member] | TETRA technologies, inc. [member] | Successful completion of a pre-feasibility study [member]
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets																					$ 500,000
Number of common shares issued for exploration and evaluation assets (in shares) | shares	1,000,000